Loans (Details 5) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011
Loans
30-59 Days Past Due	$ 1,458	$ 1,198		$ 2,007
60-89 Days Past Due	800	1,390		1,202
Greater than 90 Days and Accruing	54	55		25
Nonaccrual	5,052	4,715		5,403
Total Past Due	7,364	7,358		8,637
Current	337,700	324,753		315,674
Total Loans	345,064	332,111	323,534	324,311
Commercial
Loans
30-59 Days Past Due	60	17		147
60-89 Days Past Due	9	107		123
Nonaccrual	80	85		12
Total Past Due	149	209		282
Current	19,791	20,715		20,326
Total Loans	19,940	20,924	19,469	20,608
Real estate: Construction
Loans
Current	16,110	13,052		11,767
Total Loans	16,110	13,052	11,739	11,767
Real estate: Mortgage-residential
Loans
30-59 Days Past Due	240	311		391
60-89 Days Past Due	224	378		95
Greater than 90 Days and Accruing	54
Nonaccrual	816	357		623
Total Past Due	1,334	1,046		1,109
Current	36,172	37,846		37,228
Total Loans	37,506	38,892	36,861	38,337
Real estate: Mortgage-commercial
Loans
30-59 Days Past Due	1,019	627		1,382
60-89 Days Past Due	538	898		966
Greater than 90 Days and Accruing		55		25
Nonaccrual	4,151	4,263		4,749
Total Past Due	5,708	5,843		7,122
Current	232,226	220,732		213,166
Total Loans	237,934	226,575	223,595	220,288
Consumer: Home equity
Loans
30-59 Days Past Due	118	211		45
60-89 Days Past Due	26
Total Past Due	144	211		45
Current	25,867	26,962		27,931
Total Loans	26,011	27,173	26,778	27,976
Consumer: Other
Loans
30-59 Days Past Due	21	32		42
60-89 Days Past Due	3	7		18
Nonaccrual	5	10		19
Total Past Due	29	49		79
Current	7,534	5,446		5,256
Total Loans	$ 7,563	$ 5,495	$ 5,092	$ 5,335